Taxation - Tax recognised in other comprehensive income or in equity and tax assets and liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax on items that may be reclassified to profit or loss
Tax on actuarial movements on defined benefit pension schemes	£ (43)	£ (48)	£ 39
Tax on fair value movements on cash flow hedges	8	(1)	(4)
Net tax (charge)/credit recognised in other comprehensive income	(35)	(49)	35
Tax credit on share based remuneration recognised directly in equity		12	5
Current tax assets	15	10
Current tax liabilities	(249)	(192)
Total	(234)	(182)
Deferred tax assets	146	210
Deferred tax liabilities	(590)	(591)
Total	£ (444)	£ (381)	£ (395)